Arbitral Award Settlement and Associated Mining Data Sale: (Details Text) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Arbitral Award Settlement and Associated Mining Data Sale: [Abstract]
Total award	$ 740.3
Venezuela agreed to pay to satisfy award	792.0
Venezuela agreed to pay for mining data	240.0
Initial payment	40.0
Additional twenty three payment amounts to be received	29.5
Final payment amount to be received	313.3
Amount deposited to trust account	187.5
Amount transferred outside Venezuela	150.2
Amount remaining in trust account	37.3
Government bonds received	88.5
Amount due and unpaid	$ 177.0
Amount of proceeds cvr holders entitled to	5.466%
Estimated cvr payable	$ 5.6
cvr distributed	$ 1.9
Bonus percentage of first two hundred million collected	1.00%
Bonus percentage thereafter	5.00%
Estimated bonus payable	$ 2.3
bonus distributed	$ 0.4